Mortgage Servicing Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Agency commercial mortgage-backed securities
Servicing Assets at Fair Value [Line Items]
Contractual fee income	$ 400	$ 382	$ 314
Amortization of mortgage servicing rights	125	124	123
Agency residential mortgage-backed securities
Servicing Assets at Fair Value [Line Items]
Contractual fee income	41	40	38
Amortization of mortgage servicing rights	$ 12	$ 11	$ 9